Long-Term Debt - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 13, 2021	Sep. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2021	Feb. 17, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 2,013,099	$ 2,337,955			$ 2,729,167
New loans and borrowings			618,414	2,816,871
Term loans			$ 1,715,833	1,956,148
Accounts Receivable Factoring
Disclosure of detailed information about borrowings [line items]
Loans and borrowings						$ 91,700
Interest rate (as a percent)						0.90%
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		1.40%	1.40%
Maximum borrowing capacity		$ 1,148,500
New loans and borrowings			$ 110,769
Term loans			90,327	0
Borrowing term (in years)		5 years
Five-year Revolving and Letter of Credit Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000,000
Borrowing term (in years)	5 years
Mubadala Development Corporation Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Terminated borrowings					$ 400,000
Deferred Financing costs Netting
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			17,710	$ 19,106
Deferred Income From Government Grants | 2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 19,821
Interest rate (as a percent)			3.20%